UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Omaha, NE 68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

6/30

Date of reporting period:   12/31/13

Item 1.  Reports to Stockholders.

altegris TRUSTED ALTERNATIVES. INTELLIGENT INVESTING.

December 31, 2013

Altegris Managed Futures Strategy Fund

A Series of Northern Lights Fund Trust

Semi-Annual Report

Class A (MFTAX)
Class C (MFTCX)
Class I (MFTIX)
Class O (MFTOX)

SUB-ADVISED BY
J.P. Morgan Investment Management, Inc.
270 Park Avenue
New York, NY 10017

888.524.9441 www.altegris.com/mutualfunds

Altegris Managed Futures Strategy Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2013

The Fund’s performance figures* for the six months ended December 31, 2013, compared to its benchmarks:

		Annualized - Since Inception
	Six Months	August 26, 2010	February 1, 2011	March 13, 2013 ***
Altegris Managed Futures Strategy Fund - Class A	0.45%	(2.94)%	N/A	N/A
Altegris Managed Futures Strategy Fund - Class A with load **	(5.35)%	(4.64)%	N/A	N/A
Altegris Managed Futures Strategy Fund - Class I	0.55%	(2.70)%	N/A	N/A
Altegris Managed Futures Strategy Fund - Class C	0.11%	N/A	(5.83)%	N/A
Altegris Managed Futures Strategy Fund - Class O	0.45%	N/A	N/A	(5.25)%
MSCI World Index ****	15.87%	13.81%	7.92%	16.17%
Altegris 40 Index *****	0.50%	(1.32)%	(3.12)%	(5.07)%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Per the fee table in the Fund’s October 28, 2013 prospectus, the total annual operating expense are 2.20%, 2.95%, 1.95% and 2.02% for the Fund’s Class A, Class C, Class I and Class O shares, respectively. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75%, while Class A and Class C shares are subject to a maximum deferred sales charge of 1%. For performance information current to the most recent month-end, please call 1-877-772-5838

**	Class A with load total return is calculated using the maximum sales charge of 5.75%.

***	For periods less than one year the performance is not annualized.

****	MSCI World Index is a stock market index of over 6,000 stocks from 24 developed countries around the globe.

*****	The Altegris 40 Index® tracks the performance of the 40 leading managed futures programs, selected based on ending monthly equity (assets) for the previous month, as reported to Altegris Investments, Inc. The Altegris 40 Index represents the dollar-weighted average performance of those 40 programs. The Index started in July 2000; data is available back to 1990.

Holdings by type of investment	% of Net Assets
Short Term Bonds & Notes	27.6%
Discount Agency Notes	14.9%
Commercial Paper	12.4%
Certificates of Deposit	9.1%
Long Term Bonds & Notes	7.8%
Structured Note	5.7%
Unaffiliated Trading Companies	3.9%
Other, Cash & Cash Equivalents	18.6%
100.0%

Please refer to the Consolidated Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

1

Altegris Managed Futures Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

December 31, 2013

Shares				Market Value
	INVESTMENTS - 81.4%
	UNAFFILIATED TRADING COMPANIES ^ - 3.9%
18,230	Abraham Diversified Program Class (a)			$1,097,622
50,156	Capital Discus Program Class CFM DTP (a)			2,154,960
100,426	CCP Quantitative Fund - Aristarchus Program Class (a)			3,902,811
30,886	Lynx Trading Program Class (a)			1,569,598
17,750	Quantitative Global Program Class (a)			1,571,209
30,297	Winton Diversified Program Class (a)			5,071,008
	TOTAL UNAFFILIATED TRADING COMPANIES (Cost - $14,254,299)			15,367,208

Principal
Amount ($)			Maturity
	STRUCTURED NOTE - 5.7%
21,417,224	Barclays Bank PLC Linked Note (a) *		1/28/2015	22,567,732
	(Cost $21,417,224)
		Yield (b)
	LONG TERM BONDS & NOTES - 7.8%
10,000,000	Federal Home Loan Banks	0.1250%	11/20/2014	9,998,680
10,000,000	Federal Home Loan Mortgage Corp. (c)	1.0000	8/27/2014	10,058,150
10,650,000	United States Treasury Note	1.2500	4/15/2014	10,684,527
	TOTAL LONG TERM BONDS & NOTES (Cost - $30,731,937)			30,741,357

	SHORT-TERM INVESTMENTS - 64.0%
	BONDS & NOTES - 27.6%
8,150,000	Federal Home Loan Banks	0.0600	4/2/2014	8,148,574
2,000,000	Federal Home Loan Banks	0.1100	6/2/2014	1,999,816
18,000,000	Federal Home Loan Banks	0.1200	2/20/2014	17,999,766
10,000,000	Federal Home Loan Banks	0.1600	3/28/2014	10,000,720
12,000,000	Federal Home Loan Banks	0.1700	9/18/2014	12,000,360
19,300,000	Federal Home Loan Banks	0.1700	4/1/2014	19,301,911
10,000,000	Federal Home Loan Banks	0.1900	7/24/2014	9,998,120
8,000,000	Federal Home Loan Banks	0.2100	9/12/2014	8,002,568
10,000,000	Federal Home Loan Mortgage Corp. (c)	0.2500	8/14/2014	10,005,900
11,000,000	United States Treasury Note	1.2500	2/15/2014	11,015,039
	TOTAL BONDS & NOTES (Cost - $108,474,205)			108,472,774

	CERTIFICATES OF DEPOSIT - 9.1%
9,300,000	Banco del Estado de Chile	0.1600	1/3/2014	9,300,000
7,800,000	Norinchukin Bank	0.1600	1/8/2014	7,800,000
9,300,000	Sumitomo Mitsui Banking Corp	0.1600	1/2/2014	9,300,000
9,300,000	Sumitomo Mitsui Banking Corp	0.1400	1/15/2014	9,300,000
	TOTAL CERTIFICATES OF DEPOSIT (Cost - $35,700,000)			35,700,000
2

Altegris Managed Futures Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

December 31, 2013

Principal
Amount ($)		Yield (b)	Maturity	Market Value
	COMMERCIAL PAPER - 12.4%
7,000,000	Coca-Cola Co. (d)	0.0600%	1/17/2014	$6,999,813
6,200,000	International Business Machines Corp. (d)	0.0500	1/16/2014	6,199,871
9,300,000	Liberty Street Funding LLC (d)	0.1400	1/16/2014	9,299,457
6,200,000	NetJets, Inc. (d)	0.0400	1/15/2014	6,199,904
10,900,000	Wal-Mart (d)	0.0500	1/6/2014	10,899,924
9,300,000	Working Capital Management Co. LP (d)	0.1600	1/17/2014	9,299,339
	TOTAL COMMERCIAL PAPER (Cost - $48,898,308)			48,898,308

	DISCOUNT AGENCY NOTES - 14.9%
21,750,000	Federal Home Loan Bank	0.0400	1/2/2014	21,749,976
13,000,000	Federal Farm Credit Bank	0.0100	1/2/2014	12,999,996
10,800,000	Federal Home Loan Banks	0.1700	1/10/2014	10,799,541
8,355,000	Federal Farm Credit Banks	0.0100	1/2/2014	8,354,997
5,000,000	Federal Farm Credit Banks	0.0200	1/9/2014	4,999,978
	TOTAL DISCOUNT AGENCY NOTES (Cost - $58,904,488)			58,904,488

	TOTAL SHORT-TERM INVESTMENTS (Cost - $232,948,711)			251,975,570

	TOTAL INVESTMENTS - 81.4% (Cost - $318,380,461) (f)			$320,651,867
	OTHER ASSETS LESS LIABILITIES - 18.6%			73,138,273
	NET ASSETS - 100.0%			$393,790,140

^	Alternative Strategies Limited Fund

*	Non-Income bearing.

(a)	All or a portion of these investments is a holding of the consolidated AMFS Fund Limited.

(b)	Represents annualized yield at date of purchase for discount securities, and coupon for coupon based securities.

(c)	Issuers operate under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage Association and Federal Home Loan Mortgage Corp. currently operate under a federal conservatorship.

(d)	144A Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013 these securities amounted to $48,898,308 or 12.4% of net assets.

(e)	All or part of the security was held as collateral for swaps held as of December 31, 2013.

(f)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $318,380,461 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$2,402,908
Unrealized Depreciation:	(131,502)
Net Unrealized Appreciation:	$2,271,406

OPEN TOTAL RETURN SWAPS CONTRACTS (a)

Reference Entity	Notional Amount	Interest Rate	Termination Date	Counterparty	Unrealized Appreciation
Barclays Bank PLC SWAP	$44,946,386	LIBOR + 1.20%	11/9/2016	Barclays Capital Inc.	$1,112,372

3

Altegris Managed Futures Strategy Fund

Consolidated Statement Of Assets and Liabilities (Unaudited)

December 31, 2013

ASSETS
Investments in securities:
At cost	$318,380,461
At market value	320,651,867
Segregated cash at broker	23,937,042
Cash	7,151,146
Unrealized appreciation on swap contracts	1,112,372
Receivables:
Securities sold	452,536,040
Fund shares sold	229,930
Interest	169,499
Receivable due from broker	7,350
Prepaid expenses and other assets	64,903
TOTAL ASSETS	805,860,149

LIABILITIES
Payables:
Investments purchased	408,971,250
For Fund shares repurchased	2,330,239
Investment advisory fees	450,302
To other affiliates	102,702
Distribution (12b-1) fees	56,866
Accrued expenses and other liabilities	158,650
TOTAL LIABILITIES	412,070,009
NET ASSETS	$393,790,140

NET ASSETS CONSIST OF:
Paid in Capital	431,934,835
Accumulated net investment loss	(29,233,069)
Accumulated net realized loss from investment	(12,295,405)
Net unrealized appreciation on investments and swaps	3,383,779
NET ASSETS	$393,790,140

Net Asset Value Per Share:
Class A Shares:
Net Assets	$167,368,578
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	18,549,854
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a, b)	$9.02
Maximum offering price per share (net asset value plus maximum sales charge of 5.75% (c)	$9.57

Class C Shares:
Net Assets	$21,285,027
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	2,408,920
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b, d)	$8.84

Class I Shares:
Net Assets	$204,388,254
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	22,476,916
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$9.09

Class O Shares:
Net Assets	$748,281
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	82,977
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$9.02

(a)	For certain purchases of $1 million or more, a 1.00% contingent deferred sales charge may apply to redemptions made within 18 months of purchase.

(b)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.

(c)	On investments of $25,000 or more, the sales charge is reduced.

(d)	A deferred sales charge of up to 1.00% will be applied to shares redeemed within 12 months of purchase.

See accompanying notes to financial statements.

4

Altegris Managed Futures Strategy Fund

Consolidated Statement of Operations (Unaudited)

For the Six Months Ended December 31, 2013

INVESTMENT INCOME
Interest	$354,947

EXPENSES
Investment advisory fees	4,499,852
Distribution (12b-1) fees:
Class A	272,219
Class C	114,119
Class O	893
Administrative services fees	204,653
Shareholder servicing fees	116,250
Non 12b-1 shareholder servicing expense	114,158
Printing and postage expenses	70,337
Registration fees	47,254
Accounting services fees	37,302
Custodian fees	34,364
Insurance expense	29,532
Audit fees	16,398
Legal fees	15,327
Trustees fees and expenses	3,529
Compliance officer fees	2,598
Other expenses	27,200
TOTAL EXPENSES	5,605,985

Less: Fees waived/reimbursed by the Advisor	(284,370)

NET EXPENSES	5,321,615

NET INVESTMENT LOSS	(4,966,668)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss from:
Investments	(9,757,917)
Swaps	(2,536,615)
Net Realized Loss on Investments	(12,294,532)

Net change in unrealized appreciation (depreciation):
Investments	12,265,619
Swaps	(2,608,266)
Net Change in unrealized appreciation (depreciation) on Investment	9,657,353

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(2,637,179)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(7,603,847)

See accompanying notes to financial statements.

5

Altegris Managed Futures Strategy Fund

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the Year Ended
	December 31, 2013	June 30, 2013
	Unaudited
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(4,966,668)	$(20,952,706)
Net realized loss from investment and futures	(12,294,532)	(33,276,063)
Net change in unrealized appreciation (depreciation) on investments	9,657,353	(5,993,869)
Net decrease in net assets resulting from operations	(7,603,847)	(60,222,638)

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	19,730,171	165,106,389
Class C	2,719,976	11,769,305
Class I	60,354,375	394,496,717
Class O	557,077	351,129
Redemption fee proceeds:
Class A	2,051	10,494
Class C	224	482
Class I	3,189	23,978
Class O	8	—
Payments for shares redeemed:
Class A	(126,864,920)	(383,876,517)
Class C	(6,209,438)	(9,616,680)
Class I	(380,457,725)	(324,202,354)
Class O	(170,710)
Total decrease in net assets from share of beneficial interest	(430,335,722)	(145,937,057)

TOTAL DECREASE IN NET ASSETS	(437,939,569)	(206,159,695)

NET ASSETS
Beginning of Period	831,729,709	1,037,889,404
End of Period^	$393,790,140	$831,729,709
^ Includes accumulated net investment loss	$(29,233,069)	$(24,266,401)

SHARE ACTIVITY
Class A:
Shares Sold	2,232,424	17,179,111
Shares Redeemed	(14,367,684)	(39,980,559)
Net increase (decrease) in shares of beneficial interest outstanding	(12,135,260)	(22,801,448)

Class C:
Shares Sold	313,275	1,253,397
Shares Redeemed	(717,866)	(1,029,216)
Net increase in shares of beneficial interest outstanding	(404,591)	224,181

Class O:
Shares Sold	63,168	38,873
Shares Redeemed	(19,064)	—
Net increase in shares of beneficial interest outstanding	44,104	38,873

Class I:
Shares Sold	6,799,396	41,257,652
Shares Redeemed	(43,050,305)	(34,057,836)
Net increase in shares of beneficial interest outstanding	(36,250,909)	7,199,816

See accompanying notes to financial statements.

6

Altegris Managed Futures Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	Six Months Ended		Year Ended		Year Ended	Period Ended
	December 31,		June 30,		June 30,	June 30,
	2013		2013		2012	2011 (1)
	(Unaudited)
Net asset value, beginning of period	$8.98		$9.63		$9.61	$10.00

Income (loss) from investment operations:
Net investment loss (2)	(0.08)		(0.22)		(0.43)	(0.31)
Net realized and unrealized gain/(loss) on investments	0.12		(0.43)		0.45	(0.05)
Total from investment operations	0.04		(0.65)		0.02	(0.36)

Less distributions from:
Net investment income	—		—		—	(0.03)
Net realized gains	—		—		—	(0.00	) (3)
Total distributions	—		—		—	(0.03)

Redemption fees collected (3)	0.00		0.00		0.00	0.00

Net asset value, end of period	$9.02		$8.98		$9.63	$9.61

Total return (4)	0.45	% (5)	(6.75)%		0.21%	(3.58	)% (5,6)

Net assets, at end of period (000s)	$167,369		$275,579		$514,983	$368,155

Ratios including the expenses and income of AMFS Fund Limited:
Ratio of gross expenses to average net assets (7,10)	2.01	% (8,9)	2.48	% (9)	4.54%	3.90	% (8)
Ratio of net expenses to average net assets (11,12)	1.90	% (8,9)	2.42	% (9)	4.55%	3.86	% (8)
Ratio of net investment loss to average net assets (13)	(1.78	)% (8,9)	(2.30	)% (9)	(4.42)%	(3.67	)% (8)

Portfolio Turnover Rate	288	% (5)	277%		0%	333	% (5)

(1)	The Fund’s Class A shares commenced operations on August 26, 2010.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(8)	Annualized for periods less than one full year.

(9)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(10)	Ratio of gross expenses to average net assets excluding the expenses and income of AMFS Fund Limited: (7)	2.01	% (8,9)	1.96	% (9)	1.94%	2.04	% (8)

(11)	The Fund’s expense ratios may differ from the Expense Limitation Agreement, reported in the prospectus, as it was amended on November 13, 2013. See Note 5

(12)	Ratio of net expenses to average net assets excluding the expenses and income of AMFS Fund Limited:	1.90	% (8,9)	1.90	% (9)	1.95%	2.00	% (8)

(13)	Ratio of net investment loss to average net assets excluding the expenses and income of AMFS Fund Limited:	(1.80	)% (8,9)	(1.79	)% (9)	(1.83)%	(1.82	)% (8)
7

Altegris Managed Futures Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	Six Months Ended		Year Ended		Year Ended		Period Ended
	December 31,		June 30,		June 30,		June 30,
	2013		2013		2012		2011 (1)
	(Unaudited)
Net asset value, beginning of period	$8.83		$9.54		$9.59		$10.53

Income (loss) from investment operations:
Net investment loss (2)	(0.11)		(0.29)		(0.50)		(0.18)
Net realized and unrealized gain/(loss) on investments	0.12		(0.42)		0.45		(0.76)
Total from investment operations	(0.71)		(0.71)		(0.05)		(0.94)

Less distributions from:
Net investment income	—		—		—		—
Net realized gains	—		—		—		—
Total distributions	—		—		—		—

Redemption fees collected (3)	0.00		0.00		0.00		0.00

Net asset value, end of period	$8.84		$8.83		$9.54		$9.59

Total return (4)	0.11	% (5)	(7.44	)% (6)	(0.52	)% (6)	(8.93	)% (5)

Net assets, at end of period (000s)	$21,285		$24,838		$24,692		$11,002

Ratios including the expenses and income of AMFS Fund Limited:
Ratio of gross expenses to average net assets (7,10)	2.77	% (8,9)	3.23	% (9)	5.29%		4.67	% (8)
Ratio of net expenses to average net assets (11,12)	2.65	% (8,9)	3.17	% (9)	5.30%		4.61	% (8)
Ratio of net investment loss to average net assets (13)	(2.53	)% (8,9)	(3.05	)% (9)	(5.17)%		(4.48	)% (8)

Portfolio Turnover Rate	288	% (5)	277%		0%		333	% (5)

(1)	The Fund’s Class C Shares commenced operations on February 1, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(8)	Annualized for periods less than one full year.

(9)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(10)	Ratio of gross expenses to average net assets excluding the expenses and income of AMFS Fund Limited: (7)	2.77	% (8,9)	2.71	% (9)	2.69%	2.80	% (8)

(11)	The Fund’s expense ratios may differ from the Expense Limitation Agreement, reported in the prospectus, as it was amended on November 13, 2013. See Note 5

(12)	Ratio of net expenses to average net assets excluding the expenses and income of AMFS Fund Limited:	2.65	% (8,9)	2.65	% (9)	2.70%	2.75	% (8)

(13)	Ratio of net investment loss to average net assets excluding the expenses and income of AMFS Fund Limited:	(2.55	)% (8,9)	(2.54	)% (9)	(2.58)%	(2.64	)% (8)

See accompanying notes to financial statements.

8

Altegris Managed Futures Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended		Year Ended		Year Ended	Period Ended
	December 31,		June 30,		June 30,	June 30,
	2013		2013		2012	2011 (1)
	(Unaudited)
Net asset value, beginning of period	$9.04		$9.67		$9.63	$10.00

Income (loss) from investment operations:
Net investment loss (2)	(0.07)		(0.20)		(0.41)	(0.29)
Net realized and unrealized gain/(loss) on investments	0.12		(0.43)		0.45	(0.04)
Total from investment operations	0.05		(0.63)		0.04	(0.33)

Less distributions from:
Net investment income	—		—		—	(0.04)
Net realized gains	—		—		—	(0.00	) (3)
Total distributions	—		—		—	(0.04)

Redemption fees collected (3)	0.00		0.00		0.00	0.00

Net asset value, end of period	$9.09		$9.04		$9.67	$9.63

Total return (4)	0.55	% (5)	(6.51)%		0.42%	(3.34	)% (5)

Net assets, at end of period (000s)	$204,388		$530,964		$498,214	$388,542

Ratios including the expenses and income of AMFS Fund Limited:
Ratio of gross expenses to average net assets (6,9)	1.74	% (7,8)	2.23	% (8)	4.29%	3.63	% (7)
Ratio of net expenses to average net assets (10,11)	1.65	% (7,8)	2.17	% (8)	4.30%	3.60	% (7)
Ratio of net investment loss to average net assets (12)	(1.53	)% (7,8)	(2.05	)% (8)	(4.17)%	(3.37	)% (7)

Portfolio Turnover Rate	288	% (5)	277%		0%	333	% (5)

(1)	The Fund’s Class I shares commenced operations on August 26, 2010.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Annualized for periods less than one full year.

(8)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(9)	Ratio of gross expenses to average net assets excluding the expenses and income of AMFS Fund Limited: (6)	1.74	% (7,8)	1.71	% (8)	1.69%	1.78	% (7)

(10)	The Fund’s expense ratios may differ from the Expense Limitation Agreement, reported in the prospectus, as it was amended on November 13, 2013. See Note 5

(11)	Ratio of net expenses to average net assets excluding the expenses and income of AMFS Fund Limited:	1.65	% (7,8)	1.65	% (8)	1.70%	1.75	% (7)

(12)	Ratio of net investment loss to average net assets excluding the expenses and income of AMFS Fund Limited:	(1.54	)% (7,8)	(1.54	)% (8)	(1.58)%	(1.53	)% (7)

See accompanying notes to financial statements.

9

Altegris Managed Futures Strategy Fund

 CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class O
	Six Months Ended	Period Ended
	December 31,	June 30,
	2013	2013 (1)
	(Unaudited)
Net asset value, beginning of period	$8.98	$9.52

Income (loss) from investment operations:
Net investment loss (2)	(0.08)	(0.07)
Net realized and unrealized gain/(loss) on investments	0.12	(0.47)
Total from investment operations	0.04	(0.54)

Redemption fees collected	0.00 (3)	—

Net asset value, end of period	$9.02	$8.98

Total return (4,5)	0.45%	(5.67)%

Net assets, at end of period (000s)	$748	$349

Ratios including the expenses and income of AMFS Fund Limited:
Ratio of gross expenses to average net assets (6,7,8,9)	2.04%	2.48%
Ratio of net expenses to average net assets (7,10)	1.90%	2.42%
Ratio of net investment loss to average net assets (7,11)	(1.78)%	(2.30)%

Portfolio Turnover Rate (5)	288%	277%

(1)	The Fund’s Class O shares commenced operations on March 13, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)	Annualized for periods less than one full year.

(9)	Ratio of gross expenses to average net assets excluding the expenses and income of AMFS Fund Limited: (6,7,8)	2.04%	1.95%

(10)	Ratio of net expenses to average net assets excluding the expenses and income of AMFS Fund Limited: (7)	1.90%	1.90%

(11)	Ratio of net investment loss to average net assets excluding the expenses and income of AMFS Fund Limited: (7)	(1.80)%	(1.79)%

See accompanying notes to financial statements.

10

Altegris Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2013 (Unaudited)

1.	ORGANIZATION

The Altegris Managed Futures Strategy Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s primary investment objective is to achieve positive absolute returns in rising and falling equity markets. The Fund’s secondary investment objective is to achieve its primary investment objective with less volatility than major equity market indices.

On September 1, 2013, the partnership of Aquiline Capital Partners LLC and Genstar Capital, LLC, closed a transaction with Genworth Financial, Inc. (“Genworth”) the former parent company of Altegris, in the acquisition of the Genworth’s wealth management business, including Altegris. All customary closing conditions were met with approval at the shareholder meeting held on July 19, 2013, whereby the shareholders approved the new investment advisory agreement. Results of the proxy are included in the renewal of the advisory agreement.

The Fund offers Class A, Class C, Class O and Class I shares. The Fund launched Class O shares on March 13, 2013. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Investors that purchase $1,000,000 or more of the Fund’s Class A shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Class A shares may be subject to a contingent deferred sales charge (“CDSC”) on shares redeemed during the first 18 months after their purchase in the amount of the commissions paid on the shares redeemed. Class C, Class O and Class I shares are offered at net asset value (“NAV”) without an initial sales charge. Class C shares are subject to a deferred sales charge of up to 1% on shares redeemed within 12 months of purchase. Class I shares of the Fund are offered at NAV without an initial sales charge and are not subject to 12b-1 distribution fees, but have a higher minimum initial investment than Class A, Class O and Class C shares. All classes are subject to a 1% redemption fee on redemptions made within 30 days of the original purchase. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Consolidation of Subsidiaries – The consolidated financial statements of the Fund include AMFS Fund Limited. “AMFS” a wholly-owned and controlled Foreign Corporation (“CFC”) of which the Fund may invest up to 25% of its total assets. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling economic interest (greater than 50%).

All inter-company accounts and transactions have been eliminated.

A summary of the Fund’s investment in AMFS is as follows:

	Inception Date of AMFS	AMFS Net Assets at December 31, 2013	% Of Total Net Assets at December 31, 2013
AMFS	09/11/10	$ 88,678,547	22.5%

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the year ended. Actual results could differ from those estimates.

11

Altegris Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

December 31, 2013 (Unaudited)

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and bid prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

AMFS gains exposure to the global derivatives markets through investment in the unaffiliated trading companies of Alternative Strategies Limited (“ASL”). ASL is incorporated as an exempted company under the Companies Law of the Cayman Islands on July 7, 2010. ASL uses one or more proprietary managed futures trading programs (“managed futures programs”), in one or more private investment vehicles or commodity pools (“unaffiliated trading companies”) advised by one or more commodity trading advisors (“CTAs”). Managed futures programs attempt to earn profits in a variety of markets by employing long and short trading algorithms applied to futures, options, forward contracts, and other derivative instruments

The Advisor fair values ASL daily based on the underlying commodity trading advisor’s (“CTA’s”) current position information on a next-trading day basis. The Advisor applies current day pricing to the CTA positions calculating an estimated profit and loss which is then used to determine a daily fair value NAV for each CTA. The Advisor receives a daily CTA estimated profit and loss figure from the CTA which is compared to the Advisors estimated profit and loss. If the difference of these estimates exceeds the Advisor’s threshold, additional procedures are conducted by the Advisor which may include, but are not limited to reviewing current prices and speaking with the CTA. The Advisor then makes a final determination on the fair value NAV for each CTA, using either the Advisor’s estimate or the CTA’s estimate. These CTA prices are used to value the Fund’s swaps and structured note holdings. The Advisors fair value NAV is back tested daily and reviewed by the Fund’s fair valuation committee on a regular basis. For financial reporting purposes, at December 31, 2013, the NAV is calculated using the current market values of the CTA’s total assets as of the close of the regular trading session of the exchange or the close price at 4 pm eastern time.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process – This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties

12

Altegris Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

December 31, 2013 (Unaudited)

reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Swap Agreements – The Fund is subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Fund may hold fixed-rate bonds, the value of which may decrease if interest rates rise and equities subject to equity price risk. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statements of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Consolidated Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

Structured Notes – Structured notes are marked-to-market daily based upon market quotations and fair value estimates of the value of the reference asset, and in accordance with the Fund’s valuation policies. This valuation is a function of the valuation of the reference assets, adjusted for any accruals and financing charges. The change in note value, if any, is recorded as unrealized gain or loss. Payments received or made upon note redemption or maturity are typically based on independent valuations of the reference asset(s) and are recorded as realized gain or loss. Purchasing such structured notes involves, to varying degrees, elements of credit, market, and documentation risk. Such risks involve the possibility that there will be no independent valuation of the reference asset(s), that the issuer may default on its obligation to perform (possibly leading to a loss of principal) or disagree as to the meaning of contractual terms in the note documents, and that the return of the reference asset less the floating and/or fixed rate may be below expectations.

The amounts of derivative instruments disclosed on the Consolidated Portfolio of Investments at December 31, 2013 are a reflection of the volume of derivative activity for the Fund.

Fair Value - The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

13

Altegris Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

December 31, 2013 (Unaudited)

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2013 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Investments
Unaffiliated Trading Companies	$—	$15,367,208	$—	$15,367,208
Structured Notes	—	22,567,732	—	22,567,732
Notes and Bonds	—	139,214,131	—	139,214,131
Certificates of Deposit	—	35,700,000	—	35,700,000
Commercial Paper	—	48,898,308	—	48,898,308
Discount Agency Notes	—	58,904,488	—	58,904,488
Total:	$—	$320,651,867	$—	$320,651,867
Derivatives
Swaps	$—	$1,112,372	$—	$1,112,372
Total Assets:	$—	$321,764,239	$—	$321,764,239

*	Refer to the Consolidated Portfolio of Investments for security classification.

The Fund did not hold any Level 1 or Level 3 securities during the six months ended December 31, 2013.

There were no transfers into or out of Level 2 during the six months ended December 31, 2013. It is the Fund’s policy to recognize transfers into or out of Levels at the end of the reporting period.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and paid at least annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

14

Altegris Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

December 31, 2013 (Unaudited)

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for open tax years 2011 and 2012 or expected to be taken in the Fund’s 2013 tax return. The Fund identifies its major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

For tax purposes, AMFS is an exempted Cayman investment company. AMFS has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, AMFS is a Controlled Foreign Corporation and as such is not subject to U.S. income tax.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2013, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to $136,165,349 and $209,049,711, respectively.

During the normal course of business, the Fund purchases and sells various financial instruments, which may result in market, counterparty, liquidity and currency risks, the amount of which is not apparent from the consolidated financial statements.

Market Risk: Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Fund. The Fund is exposed to market risk on financial instruments that are valued at market prices as disclosed in the consolidated portfolio of investments. The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which the Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is exposed to market risk on derivative contracts in that the Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in Fund’s consolidated financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. The Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the consolidated portfolio of investments.

Counterparty Risk: The Fund invests in derivative instruments issued for the Fund by Barclays Bank PLC (“Barclays”), a Barclays Product (“Product”). If Barclays becomes insolvent, Barclays may not be able to make any payments under the Product and investors may lose their capital invested in the Product. A decline in Barclays’ financial standing is likely to reduce the market value of the Product and therefore the price an investor may receive for the Product if they sell it in the market.

Liquidity Risk: Liquidity risk is the risk that the Fund will encounter difficulty in raising funds to meet commitments. Liquidity risk may result in an inability to sell investments quickly at close to fair value. The Fund’s financial instruments include investments in securities which are not traded on organized public exchanges and which generally may be illiquid. As a result the Fund may not be able to quickly liquidate its investments in these instruments at an amount close to its fair value in order to meet its liquidity requirements. The Fund does not anticipate any material losses as a result of liquidity risk.

15

Altegris Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

December 31, 2013 (Unaudited)

4.	OFFSETTING OF FINANCIAL ASSETS AND DERIVATIVE ASSETS

The Fund’s policy is to recognize a net asset or liability equal to the unrealized on swap contracts and the gross amount of reverse repurchase agreements. During the six months ended December 31, 2013, the Portfolio was not subject to any master netting arrangements.

5.	INVESTMENT ADVISORY AGREEMENT, TRANSACTIONS WITH AFFILIATES AND OTHER FEES

Altegris Advisors, L.L.C., serves as the Fund’s investment advisor (the “Advisor”). The Fund’s Advisor delegates managements of the Fund’s Fixed Income strategy portfolio to J.P. Morgan Investment Management, Inc., who serves as the Sub-Advisor (the “Sub-Advisor”). The Fund employs Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Funds are also officers of GFS.

Pursuant to an advisory agreement with The Trust on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee computed and accrued daily and paid monthly, based on the Fund’s average daily net assets and is computed at the following annual rates: 1.50% on the first $1 billion of net assets, 1.40% on net assets greater than $1 billion and less than or equal to $1.5 billion, 1.30% on net assets greater than $1.5 billion and less than or equal to $2 billion, 1.20% on net assets greater than $2 billion and less than or equal to $2.5 billion, 1.10% on net assets greater than $2.5 billion and less than or equal to $3 billion and 1.00% on net assets greater than $3 billion. Pursuant to a sub-advisory agreement between the Advisor and Sub-Advisor, the Sub-Advisor is entitled to receive, on a monthly basis, an annual sub-advisory fee on the fixed income portion of the Fund’s average daily net assets. The Sub-Advisor is paid by the Advisor, not the Fund.

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least January 31, 2015, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any taxes, front end or contingent deferred loads, brokerage fees and commissions, front end or contingent deferred loads, borrowing costs (such as interest and dividend expense on securities sold short). Acquired Fund Fees and Expenses or extraordinary expenses such as litigation) will not exceed 1.90%, 2.65%, 1.90% and 1.65% of the daily average net assets attributable to each of the Class A, Class C, Class O and Class I shares, respectively. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the six months ended December 31, 2013, the Advisor waived its fees in the amount of $284,370. As of December 31, 2013, expenses of $284,370 were waived by the advisor of which $284,370 is subject to recapture though June 30, 2016.

The Trust, on behalf of the Fund, has adopted the Trust’s Distribution and Shareholder Serving Plans for Class A, Class C, and Class O shares, respectively pursuant to Rule 12b-1 under the 1940 Act (the “Plan” or “12b-1 Plans”). The Plans provide that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25%, 1.00% and 0.25% of the average daily net assets attributable to Class A, Class C and Class O shares, respectively. The fee is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. During the six months ended December 31, 2013, pursuant to the Plans, Class A, Class C and Class O shares paid $272,219, $114,119 and $893, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A, Class C, Class O and Class I shares. The Distributor is an affiliate of GFS. During the six months ended December 31, 2013, the Distributor received $54,792 and $35,601 in underwriting commissions for sales of Class A and Class C shares, respectively, of which $7,847 and 7,335 was retained by the principal underwriter or other affiliated broker-dealers.

The Fund is part of a series of Altegris Funds or (“Family”) comprised of, Altegris Macro Strategy Fund, Altegris Futures Evolution Strategy Fund, Altegris Equity Long Short Fund, Altegris Fixed Income Long Short Fund, Altegris Multi Strategy Alternative Fund and Altegris/AACA Real Estate Long Short Fund. The Family shares the minimum annual fees based on a

16

Altegris Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

December 31, 2013 (Unaudited)

percentage of the average net assets of each fund. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Family. GFS provides a Principal Executive Officer and a Principal Financial Officer to each Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”)

Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Fund.

5.	REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days on all classes. Class C shares are also subject to a deferred sales charge of up to 1% on shares redeemed within 12 months of purchase. The redemption fee is paid directly to the Fund. For the six months ended December 31, 2013, Class A, Class C, Class I and Class O assessed redemption fees in the amounts of $2,051, $224, $3,189 and $8, respectively.

6.	SUBSEQUENT EVENTS

Subsequent events after the date of the Consolidated Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the consolidated financial statements.

17

Altegris Managed Futures Strategy Fund

EXPENSE EXAMPLES (Unaudited)

December 31, 2013

As a shareholder of the Altegris Managed Futures Strategy Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Altegris Managed Futures Strategy Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period beginning July 1, 2013 and ended December 31, 2013.

Table 1. Actual Expenses

Table 1 “Actual Expenses” provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period”.

Table 2. Hypothetical Example for Comparison Purposes

Table 2 below provides information about hypothetical account values and hypothetical expenses based on the Altegris Managed Futures Strategy Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Table 1.	Annualized	Beginning	Ending	Expenses Paid
Actual	Expense	Account Value	Account Value	During Period *
Expenses	Ratio	7/1/2013	12/31/2013	7/1/2013 – 12/31/13
Class A	1.90%	$1,000.00	$1,004.50	$9.60
Class C	2.65%	$1,000.00	$1,001.10	$13.37
Class I	1.65%	$1,000.00	$1,005.50	$8.34
Class O	1.90%	$1,000.00	$1,004.50	$9.60
Table 2.
		Beginning	Ending	Expenses Paid
Hypothetical		Account Value	Account Value	During Period *
(5% return before expenses)		7/1/2013	12/31/2013	7/1/2013 – 12/31/13
Class A	1.90%	$1,000.00	$1,015.63	$9.65
Class C	2.65%	$1,000.00	$1,011.85	$13.44
Class I	1.65%	$1,000.00	$1,016.89	$8.39
Class O	1.90%	$1,000.00	$1,015.63	$9.65

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).
18

Altegris Managed Futures Strategy Fund (Adviser – Altegris Advisors, LLC)*

In connection with the April 24, 2013 special meeting of the Board of Trustee (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, the Trustees discussed the approval of a new investment advisory agreement (the “Advisory Agreement”) between Altegris Advisors, LLC (“Altegris”) and the Trust, on behalf of Altegris Managed Futures Strategy Fund (the “Fund”), upon reacquisition of Altegris’ parent company. In considering the approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Board was assisted by independent legal counsel throughout the Advisory Agreement review process. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Service. The Trustees revisited their discussions regarding Altegris over the last 12 months, and considered their familiarity with key advisory personnel and that each has approximately 20 years of industry experience. The Trustees also considered that Altegris has a strong infrastructure with qualified personnel that provides research, operational, sales and marketing, and legal and compliance services to the Funds. The Trustees also considered that Altegris provides due diligence around asset allocation, sourcing, evaluation of investment managers, investment monitoring, risk management, along with the supervision of sub-advisers. A representative of Trust management noted that Altegris is professional and proactive in its interactions with management and fund service providers. The Trustees noted that Altegris manages a robust marketing and distribution plan for the Funds that includes marketing the Funds to Altegris’ affiliated broker-dealers, independent broker-dealers, and making the Funds available for sale on approximately 20 mutual fund “supermarket” platforms. During their discussion, the Trustees recognized that Altegris has a good fund-raising track record that they expect will continue. The Trustees remarked that they and the Trust’s Chief Compliance Officer (“CCO”) have had a good working relationship with Altegris personnel since the commencement of the Altegris/Trust relationship. The Trust’s CCO confirmed that he and his staff had not found any material compliance issues at Altegris in the last year, and that Altegris’ compliance team had developed a strong infrastructure for monitoring overall compliance. The Trust’s CCO noted that Altegris’ current CCO is also its general counsel. The Altegris CCO explained that Altegris is in the process of evaluating those responsibilities and is considering the addition of a fully dedicated CCO. With respect to daily monitoring, the Trustees noted that Altegris has developed internal tools to handle the daily monitoring of compliance and Fund operations to ensure the prospectus and 1940 Act guidelines are adhered to. The Trustees were pleased that existing key Altegris personnel will continue to have responsibility for managing the business, and that a subset of those will have an equity stake in the firm. Finally, they noted that a representative of Altegris had confirmed that Altegris could see no reason why the reorganization would impact the firm or Fund shareholders negatively, in fact, Altegris believes it will have a positive impact due to the additional expertise and resources Altegris will have access to. Based on its previous history with Altegris, the Trustees concluded that Altegris has the capacity to provide the Board and shareholders with high quality services for the Fund.

Performance. The Trustees reviewed the one year and since inception performance information for the Fund, and reviewed their deliberations related to the Fund’s performance from the June 2012 meeting of the Board. They noted favorably that the Fund had outperformed its peer group and the Managed Futures Morningstar category during the last one year and the Morningstar category since inception, while slightly underperforming the peer group since inception. They noted the Fund’s positive one year performance (0.42%) as compared to negative returns for both the peer group (-1.30%) and the Morningstar category (-6.87%). They further noted the Fund’s improved performance since June 2012. After discussion, the Trustees concluded that Altegris appeared to be achieving its objective in the managed futures area, and performing reasonably well relative to other funds in the category.

19

Fees and Expenses. The Trustees noted that they had recently considered the approval of the advisory agreement between the Trust and Altegris with respect to the Fund at the June 20, 2012 meeting of the Board. Because of the relatively brief time since their last review of the Fund, the Trustees revisited their deliberations from that meeting. They noted the Fund’s fee of 1.50% is higher than the Morningstar category average of 1.24%, but within the high-low range of fees charged by funds in the category (0.59% - 2.99%). They further noted the advisory fee is in line with the fees charged by other funds in its peer group which average 1.56% and range 1.40% to 1.80%. They noted the approved break points in place that take the fee to as low as 1.0% at the highest breakpoint. After evaluating the materials provided, and revisiting their deliberations from the June 2012 meeting of the Board, the Trustees concluded that the fee was acceptable.

Economies of Scale. The Trustees considered the expense limitation agreement in place for the Funds, and the proposed breakpoints included in the Advisory Agreement with respect to the Fund. After discussion, the Board’s consensus was that in consideration of the expense limitation agreement, the proposed breakpoints continue to be appropriate, and the shareholders will benefit appropriately from the economies of scale.

Profitability. The Trustees considered the profits realized by Altegris over the last 12 months in connection with the operation of the Fund, and noted the profits earned by Altegris in connection with its relationship with the Fund. The Trustees noted Altegris’ commitment to reinvest its legitimate profits in improvements for the Fund and adviser. Additionally, the Trustees considered the Fund’s investment returns, particularly in light of the challenging nature of the managed futures markets, and the benefits the shareholders have realized from such returns. The Trustees concluded, therefore, that Altegris’ level of profitability from its relationship with the Fund was not excessive.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of Counsel, the Board concluded that the advisory fee structure is reasonable and that approval of the Advisory Agreement is in the best interests of the shareholders of the Altegris Managed Futures Strategy Fund.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.
20

Altegris Managed Futures Strategy Fund (Sub-Adviser – J.P. Morgan Investment Management, Inc.)

In connection with the April 24, 2013 special meeting of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), the Trustees discussed the approval of a sub-advisory agreement (the “Sub-Advisory Agreement”) between Altegris and J.P. Morgan Investment Management, Inc. (“JPM”), on behalf of Altegris Managed Futures Strategy Fund (the “Fund”), upon reacquisition of Altegris’ parent company. The Trustees noted that JPM previously had provided the Trustees with materials related to its proposed Sub-Advisory Agreement, including information on the firm’s investment strategies executed for its existing clients. In considering the approval of the Sub-Advisory Agreement, the Board received materials specifically relating to the Sub-Advisory Agreement.

The Board was assisted by independent legal counsel throughout the Sub-Advisory Agreement review process. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreement.

Nature, Extent, and Quality of Services. The Trustees took into consideration that that JPM has over $1.4 trillion in assets under management, providing a wide range of investment solutions and products to individuals, advisers and institutions. The Trustees discussed the extensive research conducted by JPM, the impressive background of the professionals servicing the Fund, and the sub-adviser’s culture of compliance. The Trustees discussed JPM’s responses and concluded that the nature, extent, and quality of services provided by the Sub-adviser were very satisfactory.

Performance. The Trustees considered JPM’s outperformance, relative to benchmarks, over the last 1 year and since inception (June 24, 2011) with returns of 0.18% and 0.16%, respectively, as compared to 0.12% and 0.11%, respectively, for the BofA ML 3-Month T-Bill index. After discussion, the Trustees concluded that JPM’s performance is reasonable.

Fees and Expenses. The Trustees evaluated JPM’s sub-advisory fee paid by the advisor, and compared it to management fees charged by JPM to other mutual funds, pooled investment vehicles or private account with investment objectives and strategies comparable to the Fund. The Trustees noted that sub-advisory fees charged were identical to the management fees it charged for other similar services. After evaluating the materials provided, the Trustees concluded that the sub-advisory fee was more than acceptable.

Economies of Scale. The Trustees considered whether there will be economies of scale with respect to the management of the Fund. The Trustees agreed that this was an adviser level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense. After discussion, it was the consensus of the Trustees that based on the competitive fee charged by JPM, the lack of breakpoints was acceptable.

Profitability. The Trustees considered the profits realized by JPM in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit with respect to the services provided to the Fund. The Trustees noted that no additional benefits were realized by the Sub-adviser from other activities related to the Fund. After further discussion, the Trustees concluded that JPM’s anticipated profits from the Fund were not excessive.

Conclusion. Having requested and received such information from the Sub-Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted

21

by the advice of counsel, the Board concluded that the fee structure is reasonable and that approval of the Sub-Advisory Agreement is in the best interests of the shareholders of the Altegris managed Futures Strategy Fund.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.
22

Altegris Managed Futures Strategy Fund

SUPPLEMENTAL INFORMATION (Unaudited)

December 31, 2013

Shareholder Voting Results

At a Special Meeting of Shareholders of the Trust, held at the offices of GFS, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788, on Tuesday, September 10, 2013, Trust shareholders of record as of the close of business on July 22, 2013 voted to approve the following proposal:

Proposal 1: To elect Mark Garbin, Mark D. Gersten, John V. Palancia, Andrew Rogers, and Mark H. Taylor to the Board of Trustees of the Trust.

	Shares Voted	Shares Voted Against
	In Favor	or Abstentions
Mark Garbin	609,702,446	7,380,704
Mark D. Gersten	609,750,246	7,332,904
John V. Palancia	609,370,118	7,713,033
Andrew Rogers	609,691,730	7,391,421
Mark H. Taylor	608,885,975	8,197,175

Effective September 24, 2013, Michael Miola resigned from the Board of Trustees.

23

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603
24

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with its affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.
25

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PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-772-5838 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-772-5838.

INVESTMENT ADVISOR

Altegris Advisors, L.L.C

1200 Prospect Street, Suite 400

La Jolla, CA 92037

SUB-ADVISOR

J.P. Morgan Investment Management, Inc.

270 Park Avenue

New York, NY 10017

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

3/07/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

3/07/2014

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

3/07/2014